Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, nominal value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized shares (in Shares)	750,000,000	750,000,000
Ordinary shares, issued shares (in Shares)	232,100,000.0	240,100,000.0